Shares - Dividends (Details) - CAD / shares	Dec. 11, 2015	Oct. 23, 2015	Jul. 24, 2015	Apr. 24, 2015	Jan. 23, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 19, 2014	Dec. 31, 2013
Equity [Abstract]
Annual aggregate dividend (in CAD per share)						CAD 0.08	CAD 0.08	CAD 0.08	CAD 0.00
Dividends paid (CAD per share)	CAD 0.02	CAD 0.02	CAD 0.02	CAD 0.02	CAD 0.02